Employee Benefit Plans (Executive Incentive Retirement Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total expense for year	$ 30	$ 150
Executive Incentive Retirement Plan
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation, maximum percentage per year	15.00%
Deferred compensation, discretionary contribution percentage of base salary	7.50%
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	7.50%